Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth additional compensation information for our principal executive officer (“PEO”) and our other non-PEO Named Executive Officers (Non-PEO NEOs) (averaged) along with total shareholder return, net income, and Group Adjusted EBIT performance results for fiscal 2024.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment on 1/29/2024 as of Year-End in:		Net Income (in millions) ($)(4)	Group Adjusted EBIT (in millions) ($)(5)
					Flutter Entertainment Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)

2024	22,174,060	37,941,991	6,281,014	9,478,905	125.77	134.90	162	1,745

Company Selected Measure Name	Group Adjusted EBIT
Named Executive Officers, Footnote	For 2024, the PEO was Peter Jackson, and the non-PEO NEOs were Paul Edgecliffe-Johnson, Rob Coldrake, Amy Howe, Ian Brown, and Pádraig Ó Ríordáin.
Peer Group Issuers, Footnote	Represents the cumulative total shareholder return ("TSR") of our common stock and the cumulative TSR of the S&P 500 Consumer Discretionary Index (the “Peer Group TSR”), as reflected in our stock performance graph in our Annual Report on Form 10-K, which was filed on March 4, 2025. The table assumes $100 was invested at the market close on January 29, 2024, the date our common stock commenced regular-way trading on the New York Stock Exchange, through the end of the fiscal year, including reinvestment of dividends.
PEO Total Compensation Amount	$ 22,174,060
PEO Actually Paid Compensation Amount	$ 37,941,991
Adjustment To PEO Compensation, Footnote	For 2024, compensation actually paid (“CAP”) was determined by making the following adjustments to Summary Compensation Totals for equity awards:

	PEO ($)	Average of Non-PEO NEOs ($)
Fiscal Year	2024	2024

Reported Summary Compensation Table (“SCT”) Total	22,174,060	6,281,014
Adjustments:
Deduction of Amounts Reported in “Stock Awards” Column of the SCT(i)	(17,064,276)	(3,868,718)
Year End Fair Value of Equity Awards Granted in the Year that remain Unvested at Year End(ii)	23,861,028	4,864,223
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End(iii)	8,842,187	2,779,472
Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior that Vested in the Year(iv)	128,991	768,372
Fair Value at Vesting of Equity Awards Granted and Vested in the Year(v)	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(vi)	—	(1,345,459)
Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation(vii)	—	—
Compensation Actually Paid	37,941,991	9,478,905
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the share price used in the valuations. The equity award adjustments for fiscal year 2024 include the addition or subtraction of the following:
(i)Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.
(ii)Fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
(iii)Change in fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.
(iv)Change in fair value, calculated in accordance with ASC Topic 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the reported year.
(v)Fair value, calculated in accordance with ASC Topic 718, as of the vesting date for awards that were granted and vested in the same reported fiscal year.
(vi)For awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction equal to the fair value as of the end of the prior fiscal year.
(vii)The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024.

Non-PEO NEO Average Total Compensation Amount	$ 6,281,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,478,905
Adjustment to Non-PEO NEO Compensation Footnote	For 2024, compensation actually paid (“CAP”) was determined by making the following adjustments to Summary Compensation Totals for equity awards:

	PEO ($)	Average of Non-PEO NEOs ($)
Fiscal Year	2024	2024

Reported Summary Compensation Table (“SCT”) Total	22,174,060	6,281,014
Adjustments:
Deduction of Amounts Reported in “Stock Awards” Column of the SCT(i)	(17,064,276)	(3,868,718)
Year End Fair Value of Equity Awards Granted in the Year that remain Unvested at Year End(ii)	23,861,028	4,864,223
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Remain Unvested at Year End(iii)	8,842,187	2,779,472
Change in Fair Value Between Prior Year End and Vesting Date for Awards Granted in Prior that Vested in the Year(iv)	128,991	768,372
Fair Value at Vesting of Equity Awards Granted and Vested in the Year(v)	—	—
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year(vi)	—	(1,345,459)
Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation(vii)	—	—
Compensation Actually Paid	37,941,991	9,478,905
Summary Compensation Table amounts reflect the grant date fair values of equity awards. For CAP calculation purposes, adjustments have been made to reflect fair values as of each measurement date. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant, with the exception of the share price used in the valuations. The equity award adjustments for fiscal year 2024 include the addition or subtraction of the following:
(i)Deduction for the amounts reported in the “Stock Awards” column of the Summary Compensation Table.
(ii)Fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year of equity awards granted in the reported fiscal year that were outstanding and unvested as of the end of the reported fiscal year.
(iii)Change in fair value, calculated in accordance with ASC Topic 718, as of the end of the reported fiscal year from the end of the prior fiscal year, of equity awards granted in prior years that are outstanding and unvested as of the end of the reported fiscal year.
(iv)Change in fair value, calculated in accordance with ASC Topic 718, from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the reported year.
(v)Fair value, calculated in accordance with ASC Topic 718, as of the vesting date for awards that were granted and vested in the same reported fiscal year.
(vi)For awards granted in prior years that failed to meet the applicable vesting conditions during the applicable year, a deduction equal to the fair value as of the end of the prior fiscal year.
(vii)The dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2024.

Tabular List, Table

Group Adjusted EBIT
Group Net Revenue
FanDuel Adjusted EBIT
Relative TSR

Total Shareholder Return Amount	$ 125.77
Peer Group Total Shareholder Return Amount	134.90
Net Income (Loss)	$ 162,000,000
Company Selected Measure Amount	1,745,000,000
PEO Name	Peter Jackson
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our NEOs and certain financial performance metrics. We became a U.S. public reporting company in January 2024 and as such, only one year of data is required in this filing.
Amounts included as CAP do not represent the value of compensation actually received by our NEOs but instead are amounts calculated pursuant to the SEC’s rules, which result in substantial adjustments to the amounts reported above in the Summary Compensation Table. Shareholders should refer to the discussion of our compensation philosophy and programs described above in the “Compensation Discussion and Analysis” section for a complete discussion of our compensation programs and their connection to our performance. The Compensation and Human Resources Committee did not rely on the following disclosure in making compensation decisions.
Most Important Performance Measures for 2024
The following table lists the most important measures that were used to link executive compensation to company performance in 2024. The measures in the table are not ranked.

Group Adjusted EBIT
Group Net Revenue
FanDuel Adjusted EBIT
Relative TSR
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
We became a public reporting company on the New York Stock Exchange on January 29, 2024. We believe both the Summary Compensation Table and the Pay Versus Performance Table reflect our pay-for-performance philosophy. As described in the Compensation Discussion and Analysis section, a significant portion of annual target compensation awarded to NEOs is compensation at risk and contingent on the company’s performance against pre-established performance goals. The relationship between financial measures in the table above and CAP will expand as we build history as a NYSE publicly listed company.
As of December 31, 2024, a $100 initial investment on the day of our primary listing on the NYSE was worth $125.77 in Flutter and $134.90 in the Peer Group. Net income for 2024 was $162 million, and Group Adjusted EBIT for 2024 was $1,745 million.
The compensation actually paid to our PEO, and the average of our other NEOs was $37,941,991 and $9,478,905, respectively.
Measure:: 1
Pay vs Performance Disclosure
Name	Group Adjusted EBIT
Non-GAAP Measure Description	See ”2024 Annual Incentive Results/Group Result – Peter Jackson, Rob Coldrake, Pádraig Ó Ríordáin, Paul Edgecliffe-Johnson” on page 93 for a definition of Group Adjusted EBIT, a non-GAAP financial measure, used for purposes of the annual incentive plan, which is our Company-Selected Measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Group Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	FanDuel Adjusted EBIT
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,064,276)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,861,028
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,842,187
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,991
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,868,718)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,864,223
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,779,472
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	768,372
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,345,459)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0